Statement of financial position - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Assets
Property, plant and equipment	R 146,710	R 158,041
Right of use assets	11,375	11,834
Goodwill and other intangible assets	2,503	2,350
Equity accounted investments	10,715	12,959
Other long-term investments	3,406	3,008
Post-retirement benefit assets	1,313	1,083
Long-term receivables and prepaid expenses	3,025	3,543
Long-term financial assets	2,873	780
Deferred tax assets	35,872	35,803
Non-current assets	217,792	229,401
Inventories	50,321	41,793
Tax receivable	285	1,557
Trade and other receivables	45,862	40,086
Short-term financial assets	6,211	5,615
Cash and cash equivalents	43,304	41,050
Current assets	145,983	130,101
Assets in disposal groups held for sale	43	53
Total assets	363,818	359,555
Equity and liabilities
Shareholders' equity	163,056	152,427
Non-controlling interests	6,978	5,184
Total equity	170,034	157,611
Long-term debt	67,874	88,554
Lease liabilities	15,690	15,177
Long-term provisions	13,961	12,949
Post-retirement benefit obligations	11,622	12,121
Long-term deferred income	199	229
Deferred tax liabilities	2,765	3,478
Non-current liabilities	112,111	132,508
Short-term debt	27,402	16,940
Short-term provisions	2,804	3,757
Tax payable	1,051	636
Trade and other payables	48,802	47,411
Short-term deferred income	947	625
Short-term financial liabilities	549	66
Bank overdraft	118	1
Current liabilities	81,673	69,436
Total equity and liabilities	R 363,818	R 359,555